BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT FINANCIAL STATEMENTS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity	€ 51,700		€ 68,100	€ 39,900
Working capital	54,000		73,000	19,700
Cash flows from operations	16,800	€ 13,300	68,000	16,300	€ 16,100
Cash	51,700	6,600	68,100	10,900
Cash and cash equivalents	€ 84,500	€ 2,800	€ 94,900	€ 2,600